INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS
The amortized cost or cost and fair value of AIG's available for sale securities and other invested assets carried at fair value

(in millions)	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-Than- Temporary Impairments in AOCI(a)

December 31, 2011
Bonds available for sale:
U.S. government and government sponsored entities	$5,661	$418	$(1)	$6,078	$-
Obligations of states, municipalities and political subdivisions	35,017	2,554	(73)	37,498	(28)
Non-U.S. governments	24,568	1,269	(102)	25,735	-
Corporate debt	134,974	11,569	(1,725)	144,818	115
Mortgage-backed, asset-backed and collateralized:
RMBS	34,780	1,387	(1,563)	34,604	(716)
CMBS	8,449	470	(973)	7,946	(276)
CDO/ABS	7,321	454	(473)	7,302	49

Total mortgage-backed, asset-backed and collateralized	50,550	2,311	(3,009)	49,852	(943)

Total bonds available for sale(b)	250,770	18,121	(4,910)	263,981	(856)

Equity securities available for sale:
Common stock	1,682	1,839	(100)	3,421	-
Preferred stock	83	60	-	143	-
Mutual funds	55	6	(1)	60	-

Total equity securities available for sale	1,820	1,905	(101)	3,624	-

Other invested assets carried at fair value(c)	5,155	1,611	(269)	6,497	-

Total	$257,745	$21,637	$(5,280)	$274,102	$(856)

December 31, 2010
Bonds available for sale:
U.S. government and government sponsored entities	$7,239	$184	$(73)	$7,350	$-
Obligations of states, municipalities and political subdivisions	45,297	1,725	(402)	46,620	2
Non-U.S. governments	16,142	741	(75)	16,808	(28)
Corporate debt	117,367	8,725	(1,198)	124,894	99
Mortgage-backed, asset-backed and collateralized:
RMBS	20,661	700	(1,553)	19,808	(648)
CMBS	7,320	240	(1,149)	6,411	(218)
CDO/ABS	6,643	402	(634)	6,411	32

Total mortgage-backed, asset-backed and collateralized	34,624	1,342	(3,336)	32,630	(834)

Total bonds available for sale(b)	220,669	12,717	(5,084)	228,302	(761)

Equity securities available for sale:
Common stock	1,820	1,931	(52)	3,699	-
Preferred stock	400	88	(1)	487	-
Mutual funds	351	46	(2)	395	-

Total equity securities available for sale	2,571	2,065	(55)	4,581	-

Other invested assets carried at fair value(c)	5,392	1,256	(60)	6,588	-

Total(d)	$228,632	$16,038	$(5,199)	$239,471	$(761)

(a)
Represents the amount of other-than-temporary impairment losses recognized in Accumulated other comprehensive income. This amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(b)
At December 31, 2011 and 2010, bonds available for sale held by AIG that were below investment grade or not rated totaled $24.2 billion and $18.6 billion, respectively.

(c)
Represents private equity and hedge fund investments carried at fair value for which unrealized gains and losses are required to be recognized in other comprehensive income.

(d)
Excludes $80.5 billion of available for sale securities at fair value from businesses held for sale at December 31, 2010. Net unrealized gain attributable to businesses held for sale totaled $604 million at December 31, 2010. See Note 4 herein.

The fair value and gross unrealized losses on AIG's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

December 31, 2011
Bonds available for sale:
U.S. government and government sponsored entities	$142	$1	$-	$-	$142	$1
Obligations of states, municipalities and political subdivisions	174	1	669	72	843	73
Non-U.S. governments	3,992	67	424	35	4,416	102
Corporate debt	18,099	937	5,907	788	24,006	1,725
RMBS	10,624	714	4,148	849	14,772	1,563
CMBS	1,697	185	1,724	788	3,421	973
CDO/ABS	1,680	50	1,682	423	3,362	473

Total bonds available for sale	36,408	1,955	14,554	2,955	50,962	4,910

Equity securities available for sale:
Common stock	608	100	-	-	608	100
Preferred stock	6	-	-	-	6	-
Mutual funds	2	1	-	-	2	1

Total equity securities available for sale	616	101	-	-	616	101

Total	$37,024	$2,056	$14,554	$2,955	$51,578	$5,011

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

December 31, 2010*
Bonds available for sale:
U.S. government and government sponsored entities	$2,142	$73	$-	$-	$2,142	$73
Obligations of states, municipalities and political subdivisions	9,300	296	646	106	9,946	402
Non-U.S. governments	1,427	34	335	41	1,762	75
Corporate debt	18,246	579	7,343	619	25,589	1,198
RMBS	4,461	105	6,178	1,448	10,639	1,553
CMBS	462	19	3,014	1,130	3,476	1,149
CDO/ABS	996	48	2,603	586	3,599	634

Total bonds available for sale	37,034	1,154	20,119	3,930	57,153	5,084

Equity securities available for sale:
Common stock	576	52	-	-	576	52
Preferred stock	11	1	-	-	11	1
Mutual funds	65	2	-	-	65	2

Total equity securities available for sale	652	55	-	-	652	55

Total	$37,686	$1,209	$20,119	$3,930	$57,805	$5,139

*
Excludes fixed maturity and equity securities of businesses held for sale. See Note 4 herein.

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity

December 31, 2011	Total Fixed Maturity Available for Sale Securities		Fixed Maturity Securities in a Loss Position
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in one year or less	$9,967	$10,101	$1,884	$1,866
Due after one year through five years	58,207	60,179	12,911	12,302
Due after five years through ten years	70,031	74,362	10,928	10,253
Due after ten years	62,015	69,487	5,585	4,986
Mortgage-backed, asset-backed and collateralized	50,550	49,852	24,564	21,555

Total	$250,770	$263,981	$55,872	$50,962

The fair value of AIG's trading securities

	December 31, 2011		December 31, 2010
(in millions)	Fair Value	Percent of Total	Fair Value	Percent of Total

Fixed Maturities:
U.S. government and government sponsored entities	$7,504	31%	$6,902	21%
Non-U.S. governments	35	-	125	-
Corporate debt	816	3	912	3
State, territories and political subdivisions	257	1	316	1
Mortgage-backed, asset-backed and collateralized*:
RMBS	1,648	7	1,928	6
CMBS	1,837	7	2,078	6
CDO/ABS and other collateralized	5,282	22	6,331	19

Total mortgage-backed, asset-backed and collateralized	8,767	36	10,337	31
ML II	1,321	5	1,279	4
ML III	5,664	23	6,311	19

Total fixed maturities	24,364	99	26,182	79
Equity securities:
MetLife	-	-	6,494	20
All other	125	1	158	1

Total equity securities	125	1	6,652	21

Total	$24,489	100%	$32,834	100%

*
Primarily United Kingdom and European structured products.

Components of other invested assets

December 31, (in millions)	2011	2010

Category:
Alternative investments(a)	$18,793	$19,463
Mutual funds	258	1,718
Investment real estate(b)	2,778	3,196
Aircraft asset investments(c)	1,100	1,381
Life settlement contracts	4,006	3,834
Retained interest in AIA	12,367	11,134
All other investments	1,442	1,484

Other invested assets	$40,744	$42,210

(a)
Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.

(b)
Net of accumulated depreciation of $428 million and $536 million in 2011 and 2010, respectively.

(c)
Consist primarily of SunAmerica investments in aircraft equipment held in trusts.

Schedule of information regarding life settlement contracts

	December 31, 2011
(dollars in millions)	Number of Contracts	Carrying Value	Face Value (Death Benefits)

Remaining Life Expectancy of Insureds:
0 - 1 year	6	$2	$4
1 - 2 years	43	20	32
2 - 3 years	108	78	165
3 - 4 years	208	232	528
4 - 5 years	274	232	616
Thereafter	5,262	3,442	16,755

Total	5,901	$4,006	$18,100

The carrying value and ownership percentage of AIA and equity method investments

	2011		2010
(in millions, except percentages)	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage

AIA	$12,367	33%	$11,134	33%
All other equity method investments	9,026	Various	9,187	Various

Total	$21,393		$20,321

Investments
Components of net investment income

Years Ended December 31,
(in millions)	2011	2010	2009

Fixed maturity securities, including short-term investments	$11,814	$14,445	$14,535
Change in fair value of ML II	42	513	(25)
Change in fair value of ML III	(646)	1,792	419
Change in fair value of AIA securities	1,289	(638)	-
Change in fair value of MetLife securities prior to their sale	(157)	665	-
Equity securities	92	234	186
Interest on mortgage and other loans	1,065	1,268	1,347
Alternative investments*	1,213	1,602	4
Mutual funds	47	(25)	315
Real estate	107	126	139
Other investments	398	557	306

Total investment income before policyholder income and trading gains	15,264	20,539	17,226
Policyholder investment income and trading gains	-	886	2,305

Total investment income	15,264	21,425	19,531
Investment expenses	509	491	539

Net investment income	$14,755	$20,934	$18,992

*
Includes hedge funds, private equity funds and affordable housing partnerships.

Components of net realized capital gains (losses) and the increase (decrease) in unrealized appreciation

Years Ended December 31, (in millions)	2011	2010	2009

Sales of fixed maturity securities	$1,913	$1,846	$849
Sales of equity securities	164	725	303
Other-than-temporary impairments:
Severity	(51)	(73)	(1,510)
Change in intent	(12)	(441)	(958)
Foreign currency declines	(32)	(63)	(112)
Issuer-specific credit events	(1,165)	(2,457)	(3,979)
Adverse projected cash flows	(20)	(5)	(137)
Provision for loan losses	48	(304)	(614)
Change in fair value of MetLife securities prior to the sale	(191)	315	-
Foreign exchange transactions	(96)	189	(616)
Derivative instruments	297	138	1,724
Other	(314)	(34)	(160)

Net realized capital gains (losses)	$541	$(164)	$(5,210)

Increase in unrealized appreciation of investments:
Fixed maturities	$5,578	$8,677	$29,803
Equity securities	(206)	473	2,352
Other investments	146	156	141

Increase in unrealized appreciation*	$5,518	$9,306	$32,296

*
Excludes net unrealized gains attributable to businesses held for sale of $604 million and $925 million at December 31, 2010 and December 31, 2009, respectively.

The gross realized gains and gross realized losses from sales of AIG's available for sale securities

	Years Ended December 31,
	2011		2010		2009
(in millions)	Gross Realized Gains	Gross Realized Losses	Gross Realized Gains	Gross Realized Losses	Gross Realized Gains	Gross Realized Losses

Fixed maturities	$2,042	$129	$2,138	$292	$1,497	$648
Equity securities	199	35	811	86	516	213

Total	$2,241	$164	$2,949	$378	$2,013	$861

Credit impairments recognized in earnings for available for sale fixed maturity securities held by AIG

(in millions)	Year Ended December 31, 2011	Year Ended December 31, 2010	Nine Months Ended December 31, 2009

Balance, beginning of year	$6,786	$7,803	$-
Increases due to:
Credit losses remaining in accumulated deficit related to the adoption of new other-than-temporary impairment standard	-	-	7,182
Credit impairments on new securities subject to impairment losses	235	627	550
Additional credit impairments on previously impaired securities	735	1,294	1,523
Reductions due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	(529)	(1,039)	(967)
Credit impaired securities for which there is a current intent or anticipated requirement to sell	-	(503)	-
Accretion on securities previously impaired due to credit(b)	(544)	(332)	(221)
Hybrid securities with embedded credit derivatives reclassified to Bond trading securities	(179)	(748)	-
Other(c)	-	(316)	(264)

Balance, end of year	$6,504	$6,786	$7,803

(a)
Includes structured, corporate, municipal and sovereign fixed maturity securities.

(b)
Represents accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities as well as the accretion due to the passage of time.

(c)
Reflects the deconsolidation of AIA and sale of ALICO and AGF in 2010.

Schedule of Purchased Credit Impaired (PCI) Securities, at acquisition date

(in millions)	At Date of Acquisition

Contractually required payments (principal and interest)	$14,518
Cash flows expected to be collected*	11,520
Recorded investment in acquired securities	7,577

*
Represents undiscounted expected cash flows, including both principal and interest.

Schedule of Purchased Credit Impaired (PCI) Securities, at reporting date

(in millions)	December 31, 2011

Outstanding principal balance	$10,119
Amortized cost	7,006
Fair value	6,535

Activity for accretable yield on Purchased Credit Impaired (PCI) Securities

Year Ended December 31, 2011 (in millions)

Balance, beginning of year	$-
Newly purchased PCI securities	3,943
Accretion	(324)
Effect of changes in interest rate indices	(62)
Net reclassification from non-accretable difference, including effects of prepayments	578

Balance, end of year	$4,135

AIA
Investments
Summarized financial information of AIG's equity method investees

Year Ended December 31,
(in millions)	2011

Operating results:
Total revenues	$13,802
Total expenses	(12,436)

Net income	$1,366

At December 31,
(in millions)	2011

Balance sheet:
Total assets	$112,673
Total liabilities	$(90,894)

Other equity method investees
Investments
Summarized financial information of AIG's equity method investees

Years Ended December 31, (in millions)	2011	2010	2009

Operating results:
Total revenues	$12,749	$14,079	$(15,160)
Total expenses	(3,530)	(3,812)	(6,312)

Net income (loss)	$9,219	$10,267	$(21,472)

At December 31, (in millions)	2011	2010

Balance sheet:
Total assets	$95,749	$100,156
Total liabilities	$(22,379)	$(23,343)